Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 10 - Fair Value Measurements

The Company adopted certain provisions of ASC Topic 820. ASC 820 defines fair value, provides a consistent framework for measuring fair value under generally accepted accounting principles and expands fair value financial statement disclosure requirements. ASC 820’s valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect our market assumptions. ASC 820 classifies these inputs into the following hierarchy:

Level 1	Quoted prices in active markets for identical assets or liabilities. The Company's Level 1 assets consist of cash and cash equivalents.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial assets and liabilities measured at fair value on a recurring basis are summarized below:

December 31, 2015
	Level 1	Level 2	Level 3	Total

Cash	$45,870	$-	$-	$45,870
Total assets	$45,870	$-	$-	$45,870
Original Issue Discount Senior Secured Convertible Promissory Notes	$-	$-	$2,400,000	$2,400,000
Total liabilities	$-	$-	$2,400,000	$2,400,000

December 31, 2014
	Level 1	Level 2	Level 3	Total

Cash	$25,127	$-	$-	$25,127
Total assets	$25,127	$-	$-	$25,127
Original Issue Discount Senior Secured Convertible Promissory Notes	$-	$-	$2,400,000	$2,400,000
Total liabilities	$-	$-	$2,400,000	$2,400,000

Original Issue Discount Senior Secured Convertible Promissory Notes

Balance, January 1, 2014	$2,400,000
Realized gains (losses)	-
Unrealized gains (losses) relating to instruments still held at the reporting date	-
Purchases, sales, issuances and settlements, net	-
Discount on notes	-
Amortization of discount on notes	-
Conversion of notes to common stock	-
Balance, December 31, 2014	$2,400,000
Realized gains (losses)	-
Unrealized gains (losses) relating to instruments still held at the reporting date	-
Purchases, sales, issuances and settlements, net	-
Discount on notes	-
Amortization of discount on notes	-
Balance, December 31, 2015	$2,400,000